February 16, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


         Re: Insured Municipals Income Trust, 247th Insured Multi-Series
                      (File No. 333-64269) (CIK No. 896607)
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Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on February 11, 1999.

                                                          Very truly yours,


                                                          VAN KAMPEN FUNDS INC.